INCOME TAX CHARGE (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense (Benefit)

	Three Months Ended June 30,		Six Months ended June 30,
	2026	2025	2026	2025
Current tax expense	113	1,330	405	7,796
Deferred tax charge (credit) (Note 18)	222	(172)	1,157	(6,923)
	335	1,158	1,562	873

Summary of Reconciliation of Income Tax Expense (Benefit)

	Three Months Ended June 30,		Six Months ended June 30,
	2026	2025	2026	2025
Loss before tax	(4,291)	(12,257)	(4,239)	(1,308)
Expected tax credit (1)	(246)	(4,406)	(65)	(3,008)
Tax effects of:
Disallowed expenses (2)	295	6,696	506	6,650
Movement in unrecognized temporary differences	277	(927)	626	(2,512)
Out of period correction (3)	—	—	507	—
Change in estimates related to prior periods	(31)	—	(31)	—
Changes in tax rates	—	(364)	—	(364)
Other	40	159	19	107
	335	1,158	1,562	873
(1) Expected tax credit is computed based on actual statutory tax rates as applicable to the entities in their respective jurisdictions.
(2) Disallowable expenses for the three and six months ended June 30, 2026 represent permanent differences.
(3) Out of period correction amounted to $507, which mainly relates to deferred taxes for the year ended December 31, 2025.

Summary of Amounts Recognized in Other Comprehensive income
Amounts recognized in Other Comprehensive income

	Three Months Ended June 30, 2026			Six Months Ended June 30, 2026
	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Items that are or may be reclassified subsequently to profit or loss
Cash flow hedge - effective portion of changes in fair value	632	(79)	553	2,339	(292)	2,047
Cash flow hedges - reclassified to profit or loss	(198)	25	(173)	(1,902)	238	(1,664)
	434	(54)	380	437	(54)	383